Property And Equipment	12 Months Ended
Dec. 25, 2010
Property And Equipment [Abstract]
Property And Equipment

(6) Property and equipment

Property and equipment at December 25, 2010 and December 26, 2009 consisted of the following (in thousands):

	December 25, 2010	December 26, 2009

Land	$30,485	30,738
Buildings	40,093	43,105
Leasehold improvements	160,369	159,208
Store, production, and other equipment	49,072	51,260
Construction in progress	3,917	4,062

	283,936	288,373
Accumulated depreciation and amortization	(90,663)	(78,714)

	$193,273	209,659

Total depreciation expense was $25.3 million, $26.9 million, and $28.5 million for fiscal years 2010, 2009, and 2008, respectively. The Company recognized impairment charges on leasehold improvements, typically due to termination of the underlying lease agreement, and other corporately-held assets of $4.8 million, $6.8 million, and $2.0 million during fiscal years 2010, 2009, and 2008, respectively, which are included in other impairment charges in the consolidated statements of operations.